Fair Value of Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value on Recurring Basis Level 1	$ 0	$ 0
Fair Value on Recurring Basis Level 2	0
Fair Value on Recurring Basis Level 3	$ 0